Summary of Significant Accounting Policies - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Regulatory Assets [Line Items]
Cash and cash equivalents	$ 54,116	$ 15,621		$ 32,940
Restricted cash	$ 57,159	18,630	$ 21,513	36,072	$ 61,025	$ 123,867
Cash and Cash Equivalents [Member]
Regulatory Assets [Line Items]
Cash and cash equivalents		15,621		32,940
Restricted cash		3,009		3,132
Total cash, cash equivalents and restricted cash		$ 18,630		$ 36,072